UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2017

Semiannual Report
to Shareholders

Deutsche Multi-Market Income Trust

Ticker Symbol: KMM

Contents

3 Performance Summary

4 Important Notice

5 Portfolio Management Team

5 Portfolio Summary

8 Investment Portfolio

31 Statement of Assets and Liabilities

32 Statement of Operations

33 Statement of Cash Flows

34 Statements of Changes in Net Assets

35 Financial Highlights

36 Notes to Financial Statements

45 Dividend Reinvestment and Cash Purchase Plan

48 Additional Information

50 Privacy Statement

The fund's investment objective is to provide high current income consistent with prudent total return asset management.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2017 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/17
Deutsche Multi-Market Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	5.47%	9.98%	6.58%	7.93%
Based on Market Price(a)	8.26%	14.08%	4.39%	7.51%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	7.76%	9.77%	6.48%	7.25%
BofA Merrill Lynch US High Yield Master II Constrained Index(c)	6.85%	13.84%	7.33%	7.43%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(d)	7.82%	15.41%	8.40%	6.57%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2017 was 2.18% (1.39% excluding interest expense).

(b) The JPMorgan Emerging Markets Bond Global Diversified Index is an unmanaged, unleveraged index that tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

(c) The BofA Merrill Lynch US High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(d) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/17	As of 11/30/16
Net Asset Value	$ 9.32	$ 9.05
Market Price	$ 8.90	$ 8.42
Premium (discount)	(4.51)%	(6.96)%

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/17: Income Dividends	$ .21
May Income Dividend	$ .035
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/17 †	4.51%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/17†	4.72%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Important Notice

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2006 with six years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

— Portfolio Manager for High Yield Strategies: New York.

— BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/17	11/30/16

Corporate Bonds	69%	64%
Loan Participations and Assignments	24%	27%
Government & Agency Obligations	3%	4%
Cash Equivalents	2%	3%
Asset Backed	2%	2%
Convertible Bonds	0%	0%
Preferred Security	—	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	5/31/17	11/30/16

Consumer Discretionary	25%	25%
Materials	16%	15%
Industrials	11%	11%
Energy	11%	10%
Telecommunication Services	7%	8%
Health Care	6%	7%
Utilities	5%	5%
Information Technology	4%	4%
Consumer Staples	4%	4%
Financials	4%	4%
Emerging-Market Sovereign Bonds	3%	4%
Real Estate	2%	1%
Asset-Backed	2%	2%
	100%	100%

Quality (Excludes Cash Equivalents)	5/31/17	11/30/16

AA	—	0%
A	0%	0%
BBB	21%	22%
BB	58%	59%
B	20%	18%
Below B	1%	1%
Not Rated	0%	0%
	100%	100%

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Inc. ("Fitch") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	5/31/17	11/30/16

Effective Maturity	4.7 years	4.8 years
Effective Duration	3.8 years	3.9 years

Leverage (As a % of Total Assets)	5/31/17	11/30/16

	25%	26%

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 8. A fact sheet is available on deutschefunds.com or upon request. Please see the Additional Information section on page 48 for contact information.

Investment Portfolio as of May 31, 2017 (Unaudited)

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 92.9%
Consumer Discretionary 24.7%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		495,000	495,000
144A, 4.625%, 1/15/2022		140,000	143,920
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		465,000	466,599
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		295,000	300,900
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	943,041
4.125%, 3/30/2020		1,810,000	1,870,780
4.25%, 4/15/2021		575,000	592,549
5.75%, 11/20/2025		710,000	737,512
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	252,000
144A, 7.5%, 5/15/2026		755,000	831,444
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		755,000	790,862
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026		350,000	361,113
AMC Networks, Inc., 5.0%, 4/1/2024		1,000,000	1,014,990
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025		520,000	514,150
144A, 6.5%, 4/1/2027		655,000	646,812
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,050,000	1,074,281
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		255,000	264,244
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		480,000	489,600
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		200,000	216,000
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	178,613
CalAtlantic Group, Inc., 5.25%, 6/1/2026		429,000	440,798
Caleres, Inc., 6.25%, 8/15/2023		140,000	145,950
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		300,000	308,250
144A, 9.5%, 12/15/2024		800,000	824,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		445,000	468,087
144A, 5.125%, 5/1/2027		575,000	589,016
144A, 5.5%, 5/1/2026		2,750,000	2,906,805
144A, 5.875%, 4/1/2024		385,000	413,586
144A, 5.875%, 5/1/2027		550,000	585,750
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	831,300
144A, 6.375%, 9/15/2020		280,000	287,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		85,000	84,150
CSC Holdings LLC:
5.25%, 6/1/2024		305,000	311,481
144A, 5.5%, 4/15/2027		1,160,000	1,214,891
144A, 6.625%, 10/15/2025		200,000	220,330
144A, 10.125%, 1/15/2023		600,000	698,622
144A, 10.875%, 10/15/2025		630,000	767,025
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		119,000	124,653
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		740,000	773,300
144A, 6.5%, 6/1/2026		585,000	627,412
Dana, Inc.:
5.375%, 9/15/2021		828,000	856,980
5.5%, 12/15/2024		195,000	202,800
DISH DBS Corp.:
5.875%, 7/15/2022		1,500,000	1,601,250
6.75%, 6/1/2021		110,000	121,825
Dollar Tree, Inc.:
5.25%, 3/1/2020		1,110,000	1,143,300
5.75%, 3/1/2023		350,000	370,650
Eldorado Resorts, Inc., 144A, 6.0%, 4/1/2025		250,000	262,813
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		400,000	408,500
5.25%, 4/15/2023		600,000	604,500
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		475,000	489,544
5.125%, 11/15/2023		210,000	221,025
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		545,000	553,175
144A, 5.25%, 12/15/2023		755,000	764,437
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		390,000	390,000
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	305,515
144A, 5.75%, 4/15/2024		185,000	197,256
Hilton Worldwide Finance LLC, 144A, 4.625%, 4/1/2025		185,000	191,475
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		110,000	111,650
Lennar Corp.:
4.125%, 1/15/2022		465,000	476,625
4.5%, 4/30/2024		145,000	146,631
4.75%, 11/15/2022		500,000	521,955
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		170,000	171,275
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	638,975
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		305,000	312,625
144A, 4.75%, 12/15/2021		275,000	283,250
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	159,456
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		390,000	394,388
Penske Automotive Group, Inc., 5.5%, 5/15/2026		330,000	329,175
PetSmart, Inc., 144A, 5.875%, 6/1/2025		160,000	160,600
PulteGroup, Inc., 4.25%, 3/1/2021		1,065,000	1,104,937
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	312,700
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	81,000
Sally Holdings LLC, 5.625%, 12/1/2025		535,000	548,375
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		1,255,000	1,339,712
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	182,497
SFR Group SA:
144A, 6.0%, 5/15/2022		1,070,000	1,119,487
144A, 7.375%, 5/1/2026		1,155,000	1,249,560
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		530,000	543,250
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	428,488
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	149,625
Tenneco, Inc., 5.0%, 7/15/2026		360,000	364,050
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	358,800
TRI Pointe Group, Inc., 4.875%, 7/1/2021		2,215,000	2,303,600
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,372,800
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,115,742
Viacom, Inc.:
5.875%, 2/28/2057		155,000	160,038
6.25%, 2/28/2057		165,000	169,713
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	266,750
144A, 8.5%, 10/15/2022		295,000	309,013
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		390,000	396,825
144A, 5.5%, 8/15/2026		350,000	360,500
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		160,000	163,800
			51,599,728
Consumer Staples 2.6%
Aramark Services, Inc.:
4.75%, 6/1/2026		1,105,000	1,146,216
5.125%, 1/15/2024		220,000	232,100
B&G Foods, Inc., 5.25%, 4/1/2025		775,000	802,125
Chobani LLC, 144A, 7.5%, 4/15/2025		85,000	89,395
Cott Beverages, Inc., 5.375%, 7/1/2022		515,000	534,956
FAGE International SA, 144A, 5.625%, 8/15/2026		235,000	239,700
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		694,000	643,685
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		220,000	213,538
144A, 7.25%, 6/1/2021		775,000	773,062
144A, 8.25%, 2/1/2020		240,000	242,400
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		215,000	225,213
144A, 5.75%, 3/1/2027		270,000	282,568
			5,424,958
Energy 13.6%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		265,000	271,294
Antero Resources Corp.:
5.125%, 12/1/2022		365,000	369,106
5.375%, 11/1/2021		320,000	329,200
5.625%, 6/1/2023		210,000	215,250
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	241,463
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		275,000	267,437
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027		375,000	380,156
5.875%, 3/31/2025		380,000	408,025
7.0%, 6/30/2024		510,000	571,200
Chesapeake Energy Corp.:
144A, 8.0%, 1/15/2025		250,000	248,750
144A, 8.0%, 6/15/2027 (b)		140,000	137,200
Continental Resources, Inc.:
4.5%, 4/15/2023		620,000	606,050
5.0%, 9/15/2022		1,880,000	1,882,350
Crestwood Midstream Partners LP:
144A, 5.75%, 4/1/2025		290,000	296,525
6.25%, 4/1/2023		145,000	150,346
DCP Midstream Operating LP, 2.7%, 4/1/2019		700,000	696,500
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		450,000	451,125
Energy Transfer Equity LP, 7.5%, 10/15/2020		2,000,000	2,235,000
EP Energy LLC, 144A, 8.0%, 11/29/2024		175,000	180,688
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		145,000	142,100
144A, 6.375%, 5/15/2025		245,000	243,162
6.625%, 5/1/2023		110,000	110,825
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	377,300
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		265,000	279,906
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	219,300
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	202,060
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	309,612
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		750,000	643,125
144A, 6.5%, 1/15/2025		544,000	531,760
Murphy Oil Corp., 6.875%, 8/15/2024		235,000	246,162
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		155,000	162,169
Newfield Exploration Co.:
5.375%, 1/1/2026		155,000	161,975
5.75%, 1/30/2022		305,000	324,825
Noble Holding International Ltd., 7.7%, 4/1/2025		185,000	160,950
NuStar Logistics LP, 5.625%, 4/28/2027		570,000	595,650
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		60,000	60,675
6.875%, 1/15/2023		30,000	30,263
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		130,000	130,975
144A, 5.375%, 1/15/2025		205,000	207,563
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		235,000	240,288
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		55,000	55,275
144A, 6.375%, 3/31/2025		415,000	415,000
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		410,000	440,727
Petrobras Global Finance BV, 6.125%, 1/17/2022		330,000	343,365
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		155,000	160,038
Range Resources Corp.:
4.875%, 5/15/2025		440,000	418,550
144A, 5.0%, 8/15/2022		250,000	245,625
144A, 5.875%, 7/1/2022		245,000	250,512
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		848,025	892,343
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	53,438
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,072,032
5.625%, 4/15/2023		600,000	669,325
5.875%, 6/30/2026		560,000	631,827
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		150,000	153,750
Sunoco LP:
5.5%, 8/1/2020		170,000	175,525
6.25%, 4/15/2021		1,000,000	1,055,000
6.375%, 4/1/2023		155,000	165,075
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		750,000	781,875
Tesoro Corp.:
144A, 4.75%, 12/15/2023		180,000	189,450
144A, 5.125%, 12/15/2026		405,000	433,350
Tesoro Logistics LP:
5.25%, 1/15/2025		670,000	708,525
6.125%, 10/15/2021		120,000	125,175
6.375%, 5/1/2024		270,000	293,625
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		125,000	124,375
Weatherford International Ltd.:
4.5%, 4/15/2022		385,000	357,087
144A, 9.875%, 2/15/2024		620,000	697,500
Whiting Petroleum Corp.:
5.75%, 3/15/2021		320,000	313,920
6.25%, 4/1/2023		235,000	233,825
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		580,000	562,600
WPX Energy, Inc.:
6.0%, 1/15/2022		500,000	505,000
7.5%, 8/1/2020		545,000	574,975
			28,416,999
Financials 4.3%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		790,000	826,402
4.625%, 10/30/2020		2,375,000	2,528,171
Aircastle Ltd., 4.125%, 5/1/2024		565,000	574,887
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	373,700
CIT Group, Inc.:
3.875%, 2/19/2019		1,475,000	1,513,719
5.0%, 8/15/2022		1,300,000	1,406,860
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	535,350
E*TRADE Financial Corp.:
4.625%, 9/15/2023		205,000	212,380
5.375%, 11/15/2022		180,000	189,329
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		140,000	148,947
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	508,750
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		170,000	173,825
			8,992,320
Health Care 5.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		220,000	237,875
Community Health Systems, Inc., 6.25%, 3/31/2023		120,000	124,410
Endo Dac:
144A, 6.0%, 7/15/2023		240,000	221,100
144A, 6.0%, 2/1/2025		150,000	134,400
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	258,637
144A, 5.75%, 1/15/2022		305,000	292,419
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	178,713
HCA, Inc.:
4.5%, 2/15/2027		305,000	313,784
4.75%, 5/1/2023		1,000,000	1,066,650
5.25%, 6/15/2026		610,000	662,643
6.5%, 2/15/2020		1,700,000	1,867,875
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		185,000	189,625
Hologic, Inc., 144A, 5.25%, 7/15/2022		110,000	115,500
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		435,000	438,262
5.5%, 12/1/2021		385,000	399,919
5.875%, 12/1/2023		310,000	320,850
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		90,000	90,000
144A, 5.625%, 10/15/2023		165,000	158,400
Tenet Healthcare Corp.:
4.631%**, 6/15/2020		205,000	206,537
144A, 7.5%, 1/1/2022		265,000	288,486
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	363,207
144A, 5.875%, 5/15/2023		360,000	293,175
144A, 6.125%, 4/15/2025		550,000	442,750
144A, 6.5%, 3/15/2022		250,000	262,450
144A, 7.0%, 3/15/2024		605,000	639,794
144A, 7.5%, 7/15/2021		1,455,000	1,348,610
			10,916,071
Industrials 9.8%
ADT Corp.:
3.5%, 7/15/2022		190,000	185,725
5.25%, 3/15/2020		320,000	337,600
6.25%, 10/15/2021		580,000	638,000
Air Lease Corp., 4.75%, 3/1/2020		3,915,000	4,170,509
Allegion PLC, 5.875%, 9/15/2023		110,000	118,800
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	520,150
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		480,000	477,600
144A, 6.0%, 10/15/2022		355,000	355,224
144A, 8.75%, 12/1/2021		102,000	113,475
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		65,000	66,463
CNH Industrial Capital LLC, 3.875%, 7/16/2018		400,000	407,000
Covanta Holding Corp.:
5.875%, 3/1/2024		295,000	291,312
5.875%, 7/1/2025		205,000	199,875
DR Horton, Inc., 4.0%, 2/15/2020		100,000	104,199
EnerSys, 144A, 5.0%, 4/30/2023		55,000	56,719
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	306,431
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		200,000	201,500
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		415,000	429,525
144A, 5.0%, 11/15/2025		213,000	227,910
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021 (PIK)		330,000	337,012
KAR Auction Services, Inc., 144A, 5.125%, 6/1/2025		260,000	265,200
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		280,000	291,900
Koppers, Inc., 144A, 6.0%, 2/15/2025		495,000	519,750
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	241,500
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	182,437
Novelis Corp.:
144A, 5.875%, 9/30/2026		660,000	683,100
144A, 6.25%, 8/15/2024		300,000	316,080
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	226,472
5.375%, 3/1/2025		803,000	839,135
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		1,085,000	1,138,572
144A, 5.5%, 2/15/2024		585,000	616,078
Ply Gem Industries, Inc., 6.5% , 2/1/2022		525,000	547,125
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		40,000	43,734
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		220,000	227,700
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	406,041
Summit Materials LLC:
144A, 5.125%, 6/1/2025 (b)		70,000	70,875
6.125%, 7/15/2023		355,000	370,975
8.5%, 4/15/2022		155,000	173,987
Tennant Co., 144A, 5.625%, 5/1/2025		65,000	67,600
United Rentals North America, Inc.:
5.5%, 5/15/2027		528,000	542,520
5.875%, 9/15/2026		395,000	418,696
6.125%, 6/15/2023		35,000	36,943
7.625%, 4/15/2022		163,000	170,131
USG Corp., 144A, 4.875%, 6/1/2027		405,000	409,050
Welbilt, Inc., 9.5%, 2/15/2024		155,000	179,800
WESCO Distribution, Inc., 5.375%, 6/15/2024		300,000	312,000
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		439,000	456,288
144A, 4.5%, 4/29/2022		610,000	641,262
144A, 4.75%, 4/29/2025		470,000	494,675
			20,434,655
Information Technology 4.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	143,588
Cardtronics, Inc.:
5.125%, 8/1/2022		175,000	177,625
144A, 5.5%, 5/1/2025		440,000	451,000
CDK Global, Inc., 144A, 4.875%, 6/1/2027		105,000	106,116
CDW LLC, 5.0%, 9/1/2025		225,000	231,750
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		490,000	503,475
Dell International LLC:
144A, 4.42%, 6/15/2021		735,000	774,548
144A, 5.875%, 6/15/2021		235,000	248,366
EMC Corp., 1.875%, 6/1/2018		1,200,000	1,192,894
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	224,137
First Data Corp., 144A, 7.0%, 12/1/2023		355,000	383,400
Gartner, Inc., 144A, 5.125%, 4/1/2025		150,000	156,750
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	434,000
Match Group, Inc., 6.375%, 6/1/2024		180,000	196,200
Micron Technology, Inc.:
5.5%, 2/1/2025		45,000	46,941
7.5%, 9/15/2023		600,000	670,260
NCR Corp.:
5.875%, 12/15/2021		75,000	78,188
6.375%, 12/15/2023		190,000	203,300
Netflix, Inc., 5.875%, 2/15/2025		450,000	493,875
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		350,000	357,000
NXP BV, 144A, 4.125%, 6/1/2021		990,000	1,044,450
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	155,388
Symantec Corp., 144A, 5.0%, 4/15/2025		375,000	389,062
Western Digital Corp.:
144A, 7.375%, 4/1/2023		155,000	169,647
10.5%, 4/1/2024		275,000	322,300
			9,154,260
Materials 16.1%
AK Steel Corp.:
7.0%, 3/15/2027		1,515,000	1,522,575
7.5%, 7/15/2023		800,000	865,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		400,000	408,000
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022		400,000	399,000
144A, 4.125%, 9/27/2022		500,000	510,000
144A, 4.75%, 4/10/2027		400,000	413,000
144A, 4.875%, 5/14/2025		1,200,000	1,244,316
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023		245,000	250,512
144A, 6.0%, 2/15/2025		530,000	552,525
144A, 7.25%, 5/15/2024		435,000	474,694
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		150,000	153,563
Ball Corp., 4.375%, 12/15/2020		155,000	162,944
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	625,500
BWAY Holding Co., 144A, 5.5%, 4/15/2024		850,000	869,125
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	188,238
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		899,000	946,197
Chemours Co.:
5.375%, 5/15/2027		525,000	546,000
6.625%, 5/15/2023		205,000	218,815
7.0%, 5/15/2025		95,000	105,213
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		195,000	191,100
Constellium NV:
144A, 6.625%, 3/1/2025		350,000	337,750
144A, 7.875%, 4/1/2021		950,000	1,022,437
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		250,000	252,500
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		800,000	798,000
2.375%, 3/15/2018		1,990,000	1,988,010
3.55%, 3/1/2022		550,000	514,250
Greif, Inc., 7.75%, 8/1/2019		870,000	958,087
Hexion, Inc.:
6.625%, 4/15/2020		190,000	176,700
144A, 10.375%, 2/1/2022		100,000	101,250
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		425,000	444,125
144A, 7.625%, 1/15/2025		115,000	123,554
Huntsman International LLC, 5.125%, 11/15/2022		800,000	862,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024		295,000	311,225
Mercer International, Inc., 144A, 6.5%, 2/1/2024		250,000	260,000
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024 (b)		880,000	882,200
144A, 5.25%, 6/1/2027 (b)		560,000	560,700
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	399,750
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		235,000	242,050
144A, 10.375%, 5/1/2021		200,000	221,750
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		625,000	650,000
5.75%, 10/15/2020		3,720,000	3,819,510
6.875%, 2/15/2021		492,583	504,898
144A, 7.0%, 7/15/2024		75,000	80,718
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	125,250
144A, 5.125%, 12/1/2024		60,000	63,150
Teck Resources Ltd.:
3.75%, 2/1/2023		1,000,000	983,750
4.75%, 1/15/2022		1,700,000	1,776,500
5.4%, 2/1/2043		550,000	514,250
144A, 8.5%, 6/1/2024		115,000	132,825
Tronox Finance LLC, 6.375%, 8/15/2020		1,075,000	1,085,750
United States Steel Corp., 144A, 8.375%, 7/1/2021		805,000	883,487
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,594,344
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	111,825
144A, 5.625%, 10/1/2024		55,000	59,331
			33,488,243
Real Estate 2.3%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		200,000	204,500
144A, (REIT), 5.375%, 3/15/2027		260,000	267,800
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	253,574
(REIT), 5.375%, 4/1/2023		995,000	1,041,964
(REIT), 5.375%, 5/15/2027		255,000	268,309
(REIT), 5.75%, 1/1/2025		180,000	194,400
(REIT), 5.875%, 1/15/2026		180,000	195,694
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		605,000	623,906
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		220,000	228,732
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		70,000	73,500
(REIT), 6.375%, 2/15/2022		415,000	429,006
(REIT), 6.375%, 3/1/2024		390,000	425,100
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		455,000	477,077
(REIT), 4.875%, 6/1/2026		165,000	174,446
			4,858,008
Telecommunication Services 8.0%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	153,700
Series T, 5.8%, 3/15/2022		550,000	575,438
Series S, 6.45%, 6/15/2021		600,000	648,750
Series W, 6.75%, 12/1/2023		705,000	753,469
Series Y, 7.5%, 4/1/2024		590,000	646,050
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		235,000	235,000
CommScope, Inc., 144A, 5.0%, 6/15/2021		350,000	358,967
Digicel Ltd., 144A, 6.75%, 3/1/2023		390,000	376,350
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	150,000
7.125%, 1/15/2023		870,000	753,637
8.5%, 4/15/2020		130,000	137,800
10.5%, 9/15/2022		220,000	216,425
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	380,225
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		725,000	782,547
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	772,500
5.375%, 1/15/2024		210,000	220,107
6.125%, 1/15/2021		230,000	235,175
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		500,000	526,650
Sprint Capital Corp., 8.75%, 3/15/2032		290,000	365,581
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	355,200
7.0%, 8/15/2020		2,000,000	2,210,000
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,490,459
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		205,000	207,753
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		1,075,000	1,158,312
6.125%, 1/15/2022		155,000	163,331
6.375%, 3/1/2025		542,000	587,393
6.5%, 1/15/2026		20,000	22,075
Telesat Canada, 144A, 8.875%, 11/15/2024		310,000	347,200
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	299,788
Zayo Group LLC:
144A, 5.75%, 1/15/2027		395,000	416,682
6.0%, 4/1/2023		590,000	623,925
6.375%, 5/15/2025		500,000	537,500
			16,707,989
Utilities 1.9%
AmeriGas Partners LP:
5.5%, 5/20/2025		485,000	491,062
5.75%, 5/20/2027		520,000	525,200
Calpine Corp., 5.75%, 1/15/2025		310,000	294,112
Dynegy, Inc., 7.625%, 11/1/2024		485,000	470,450
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	245,613
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,021,870
6.625%, 1/15/2027		165,000	162,113
7.25%, 5/15/2026		570,000	582,825
7.875%, 5/15/2021		29,000	30,015
			3,823,260
Total Corporate Bonds (Cost $186,892,592)			193,816,491

Asset-Backed 2.2%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 4.574%**, 7/18/2027		1,125,000	1,127,727
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.83%**, 7/20/2027		2,000,000	2,002,454
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 4.43%**, 7/20/2026		1,500,000	1,496,196
Total Asset-Backed (Cost $4,509,232)			4,626,377

Government & Agency Obligations 4.6%
Other Government Related (c) 0.6%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		230,000	254,196
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,013,579
			1,267,775
Sovereign Bonds 4.0%
Dominican Republic, 144A, 6.875%, 1/29/2026		300,000	335,274
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,253,750
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		700,000	725,340
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	313
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	547,110
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	419,000
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	212,323
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,340,800
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	1,025,125
144A, 6.2%, 5/11/2027		200,000	202,865
ZAR Sovereign Capital Fund Pty Ltd., 144A, 3.903%, 6/24/2020		185,000	188,049
			8,249,949
Total Government & Agency Obligations (Cost $9,242,817)			9,517,724

Loan Participations and Assignments 31.4%
Senior Loans**
Consumer Discretionary 8.7%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.309%, 2/16/2024		1,533,094	1,537,310
Altice U.S. Finance I Corp., Term Loan, 3.283%, 7/15/2025		1,483,437	1,482,911
Atlantic Broadband Finance LLC, Term Loan B, 3.545%, 11/30/2019		3,438,517	3,460,008
Hilton Worldwide Finance LLC, Term Loan B2, 3.024%, 10/25/2023		3,113,645	3,135,580
Quebecor Media, Inc., Term Loan B1, 3.432%, 8/17/2020		3,184,308	3,207,521
Seminole Tribe of Florida, Term Loan, 3.397%, 4/29/2020		2,836,800	2,848,771
Visteon Corp., Term Delay Draw B, 3.334%, 3/24/2024		2,500,000	2,519,275
			18,191,376
Consumer Staples 2.7%
Albertson's LLC, Term Loan B6, 4.45%, 6/22/2023		1,855,146	1,869,190
Pinnacle Foods Finance LLC, Term Loan B, 2.995%, 2/2/2024		3,685,763	3,708,596
			5,577,786
Energy 0.1%
MEG Energy Corp., Term Loan B, 4.627%, 12/31/2023		150,000	149,887
Health Care 2.8%
Community Health Systems, Inc.:
Term Loan G, 3.798%, 12/31/2019		268,897	269,370
Term Loan H, 4.048%, 1/27/2021		465,289	465,945
DaVita HealthCare Partners, Inc., Term Loan B, 3.795%, 6/24/2021		3,893,890	3,931,602
Valeant Pharmaceuticals International, Inc., Term Loan B, 5.75%, 4/1/2022		1,252,888	1,276,693
			5,943,610
Industrials 4.8%
AerCap Holdings NV, Term Loan A, 3.397%, 10/6/2023		1,575,000	1,592,845
Ply Gem Industries, Inc., Term Loan, 4.147%, 2/1/2021		2,107,210	2,124,331
Sabre GLBL, Inc., Term Loan B, 3.795%, 2/22/2024		1,642,166	1,661,519
TransDigm, Inc., Term Loan F, 4.045%, 6/9/2023		1,765,193	1,770,622
Waste Industries U.S.A., Inc., Term Loan, 3.795%, 2/27/2020		2,954,774	2,984,336
			10,133,653
Information Technology 1.3%
First Data Corp., Term Loan, 3.529%, 4/26/2024		2,668,930	2,686,238
Materials 4.6%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.897%, 5/20/2021		2,686,340	2,699,771
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.647%, 2/1/2023		1,277,376	1,286,388
Berry Plastics Group, Inc.:
Term Loan K, 3.244%, 2/8/2020		2,465,091	2,482,865
Term Loan L, 3.244%, 1/6/2021		1,098,075	1,105,674
MacDermid, Inc., Term Loan B6, 4.045%, 6/7/2023		1,538,945	1,551,172
PolyOne Corp., Term Loan B, 3.277%, 11/12/2022		577,691	583,589
			9,709,459
Telecommunication Services 1.5%
DigitalGlobe, Inc., Term Loan B, 3.795%, 1/15/2024		778,050	780,482
Level 3 Financing, Inc., Term Loan B, 3.26%, 2/22/2024		2,290,000	2,296,137
			3,076,619
Utilities 4.9%
Calpine Corp., Term Loan B5, 3.9%, 1/15/2024		6,233,963	6,230,752
NRG Energy, Inc., Term Loan B, 3.295%, 6/30/2023		3,926,313	3,928,159
			10,158,911
Total Loan Participations and Assignments (Cost $65,268,735)			65,627,539

Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $478,832)		479,719	473,475

	Shares	Value ($)

Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.	121	2,695
Materials 0.0%
GEO Specialty Chemicals, Inc.*	46,639	17,671
GEO Specialty Chemicals, Inc. 144A*	649	246
		17,917
Total Common Stocks (Cost $88,229)		20,612

Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $87,876)	400	12,499

Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 0.85% (d) (Cost $4,832,559)	4,832,559	4,832,559

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $271,400,872)†	133.6	278,927,276
Other Assets and Liabilities, Net	0.4	845,891
Notes Payable	(34.0)	(71,000,000)
Net Assets	100.0	208,773,167

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2017.

† The cost for federal income tax purposes was $272,291,343. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $6,635,933. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,978,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,342,141.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Government-backed debt issued by financial companies or government sponsored enterprises.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

JSC: Joint Stock Company

OJSC: Open Joint Stock Company

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS Argentine Peso HUF Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (e)
Corporate Bonds	$ —	$ 193,816,491	$ —	$ 193,816,491
Asset-Backed	—	4,626,377	—	4,626,377
Government & Agency Obligations	—	9,517,724	—	9,517,724
Loan Participations and Assignments	—	65,627,539	—	65,627,539
Convertible Bond	—	—	473,475	473,475
Common Stocks (e)	2,695	—	17,917	20,612
Warrant	—	—	12,499	12,499
Short-Term Investment	4,832,559	—	—	4,832,559
Total	$ 4,835,254	$ 273,588,131	$ 503,891	$ 278,927,276

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of May 31, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $266,568,313)	$ 274,094,717
Investment in Deutsche Central Cash Management Government Fund (cost $4,832,559)	4,832,559
Total investments in securities, at value (cost $271,400,872)	278,927,276
Cash	10,310
Foreign currency, at value (cost $497,191)	504,330
Receivable for investments sold — when issued securities	199,775
Dividends receivable	36
Interest receivable	3,184,213
Foreign taxes recoverable	2,167
Other assets	4,063
Total assets	282,832,170
Liabilities
Payable for investments purchased	692,783
Payable for investments purchased — when issued securities	1,850,000
Notes payable	71,000,000
Interest on notes payable	181,168
Accrued management fee	147,639
Accrued Trustees' fees	1,401
Other accrued expenses and payables	186,012
Total liabilities	74,059,003
Net assets, at value	$ 208,773,167
Net Assets Consist of
Undistributed net investment income	96,922
Net unrealized appreciation (depreciation) on: Investments	7,526,404
Foreign currency	7,553
Accumulated net realized gain (loss)	(28,261,137)
Paid-in capital	229,403,425
Net assets, at value	$ 208,773,167
Net Asset Value
Net Asset Value per share ($208,773,167 ÷ 22,393,262 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 9.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended May 31, 2017 (Unaudited)
Investment Income
Income: Interest	$ 7,007,456
Dividends	73
Income distributions — Deutsche Central Cash Management Government Fund	31,719
Total income	7,039,248
Expenses: Management fee	875,067
Services to shareholders	9,486
Custodian fee	26,360
Professional fees	425,473
Reports to shareholders	30,300
Trustees' fees and expenses	7,498
Interest expense	813,781
Stock exchange listing fees	11,278
Other	40,488
Total expenses	2,239,731
Net investment income	4,799,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,176,371
Foreign currency	(1,122)
1,175,249
Change in net unrealized appreciation (depreciation) on: Investments	4,844,313
Foreign currency	47,016
4,891,329
Net gain (loss)	6,066,578
Net increase (decrease) in net assets resulting from operations	$ 10,866,095

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended May 31, 2017 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 10,866,095
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(64,053,699)
Net purchases, sales and maturities of short-term investments	1,821,148
Net amortization of premium/(accretion of discount)	(20,384)
Proceeds from sales and maturities of long-term investments	62,365,758
(Increase) decrease in interest receivable	(76,761)
(Increase) decrease in other assets	3,949
(Increase) decrease in receivable for investments sold	2,985,434
(Increase) decrease in receivable for investments sold — when-issued securities	(83,912)
Increase (decrease) in interest on notes payable	73,203
Increase (decrease) in payable for investments purchased	(1,331,462)
Increase (decrease) in payable for investments purchased — when-issued securities	200,000
Increase (decrease) in other accrued expenses and payables	(310)
Change in unrealized (appreciation) depreciation on investments	(4,844,313)
Net realized (gain) loss from investments	(1,176,371)
Cash provided (used) by operating activities	$ 6,728,375
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	(2,000,000)
Distributions paid (net of reinvestment of distributions)	(4,702,595)
Cash provided (used) by financing activities	(6,702,595)
Increase (decrease) in cash	25,780
Cash at beginning of period (including foreign currency)	488,860
Cash at end of period (including foreign currency)	$ 514,640
Supplemental Disclosure
Interest paid on notes	$ (740,578)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Operations: Net investment income	$ 4,799,517	$ 11,010,323
Net realized gain (loss)	1,175,249	(5,648,729)
Change in net unrealized appreciation (depreciation)	4,891,329	9,341,649
Net increase (decrease) in net assets resulting from operations	10,866,095	14,703,243
Distributions to shareholders from: Net investment income	(4,702,595)	(11,277,710)
Return of capital	—	(96,791)
Total distributions	(4,702,595)	(11,374,501)
Fund share transactions: Cost of shares repurchased	—	(3,066,595)
Increase (decrease) in net assets	6,163,500	262,147
Net assets at beginning of period	202,609,667	202,347,520
Net assets at end of period (including undistributed net investment income of $96,922 and $0, respectively)	$ 208,773,167	$ 202,609,667
Other Information
Shares outstanding at beginning of period	22,393,262	22,803,076
Shares repurchased	—	(409,814)
Shares outstanding at end of period	22,393,262	22,393,262

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 5/31/17 (Unaudited)		Years Ended November 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 8.87	$ 9.79	$ 9.98	$ 10.29	$ 9.38
Income (loss) from investment operations: Net investment income[a]	.21	.49	.54	.64	.70	.81
Net realized and unrealized gain (loss)	.27	.18	(.92)	(.16)	(.13)	1.02
Total from investment operations	.48	.67	(.38)	.48	.57	1.83
Less distributions from: Net investment income	(.21)	(.51)	(.58)	(.68)	(.88)	(.92)
Return of capital	—	(.00)***	(.03)	—	—	—
Total distributions	(.21)	(.51)	(.61)	(.68)	(.88)	(.92)
NAV accretion resulting from repurchases of shares at a discount to NAV[a]	—	.02	.07	.01	—	—
Net asset value, end of period	$ 9.32	$ 9.05	$ 8.87	$ 9.79	$ 9.98	$ 10.29
Market price, end of period	$ 8.90	$ 8.42	$ 7.36	$ 8.79	$ 9.41	$ 10.51
Total Return
Based on net asset value (%)[b]	5.47**	8.54	(2.42)	5.53	5.58	20.20
Based on market price (%)[b]	8.26**	21.71	(9.82)	.49	(2.53)	15.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	209	203	202	238	245	252
Ratio of expenses (including interest expense) (%)	2.04*	1.76	1.51	1.52	1.60	1.66
Ratio of expenses (excluding interest expense) (%)	1.25*	1.09	1.02	1.01	1.00	1.00
Ratio of net investment income (%)	4.80*	5.52	5.77	6.37	6.89	8.09
Portfolio turnover rate (%)	23**	36	50	82	76	45
Total debt outstanding end of period ($ thousands)	71,000	73,000	83,000	99,000	109,000	103,000
Asset coverage per $1,000 of debt[c]	3,940	3,775	3,438	3,401	3,244	3,442

[a] Based on average shares outstanding during the period.

[b] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.

[c] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Multi-Market Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund is approved to participate in securities lending, but had no securities on loan during the six months ended May 31, 2017. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. The Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund may invest the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. Floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund's ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2016, the Fund had a net tax basis capital loss carryforward of approximately $28,638,000, including $6,932,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until November 30, 2017, the expiration date; and approximately $21,706,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($7,084,000) and long-term losses ($14,622,000).

The Fund has reviewed the tax positions for the open tax years as of November 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency position at the Fund's custodian bank at May 31, 2017.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $64,053,699 and $62,365,758, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DSC aggregated $5,269, of which $1,763 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,882, of which $7,704 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Deutsche Central Cash Management Government Fund. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. Deutsche Central Cash Management Government Fund seeks maximum current income to the extent consistent with stability of principal.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $125,000,000 (the "Credit Facility"). The Credit Facility automatically renews for a six-month period on each day unless it is terminated by either party or not extended by the Lender in accordance with its terms.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 0.85%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. In addition, a commitment fee was charged to the Fund on the unused portion of the credit lines and is included with "interest expense" in the Statement of Operations.

At May 31, 2017, under the Credit Facility, the outstanding loans balance was $71,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2017 was approximately $76,341,000, with a weighted average annualized borrowing cost of 2.14%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. There were no shares repurchased during the six months ended May 31, 2017. During the year ended November 30, 2016, the Fund purchased 409,814 shares of beneficial interest on the open market at a total cost of $3,066,595 ($7.48 average per share). The average discount on these purchases, comparing the purchase price to the net asset value at the time of purchase, was 12.91%.

On September 11, 2015, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing open market share repurchase program for an additional 12-month period. On February 26, 2016, the Board announced an increase in the authorized share repurchase amount up to 10% of the Fund's outstanding shares of common stock. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2015 until November 30, 2016, when the Fund’s shares trade at a discount to net asset value. On September 21, 2016, the Fund announced that the Fund's Board of Trustees extended the Fund's existing repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2016 until November 30, 2017, when the Fund's shares trade at a discount to Net Asset Value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2015 and ran until November 30, 2016.

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact Deutsche AM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the "Account") for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares") and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Multi-Market Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o Deutsche AM Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to Deutsche AM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Line	Deutsche AM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	Deutsche AM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

NYSE Symbol	KMM
CUSIP Number	25160E 102

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	$ -	-	n/a
January 1 through January 31	-	$ -	-	n/a
February 1 through February 28	-	$ -	-	n/a
March 1 through March 31	-	$ -	-	n/a
April 1 through April 30	-	$ -	-	n/a
May 1 through May 31	-	$ -	-	n/a

Total	-	$ -	-	n/a

The Fund may from time to time repurchase shares in the open market.

On September 21, 2016, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2016 until November 30, 2017, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2015 and ran until November 30, 2016.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	7/28/2017